Condensed Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue
Oil and gas revenue, net	$ 6,145,939	$ 1,013,625
Cost and expenses
Production	1,361,361	622,318
Depletion	1,959,153	66,549
Depreciation	173,839	11,180
Accretion of asset retirement obligation	52,732	224,828
Stock-based compensation	153,922	84,721
General and administrative	2,184,679	1,288,302
Geological and geophysical expenses	90,579
Total expenses	5,976,265	2,297,898
Income (Loss) before other income (expenses)	169,674	(1,284,273)
Other income (expense)
Interest income	24,947	19,631
Interest expense	(78,363)
Finance cost	(150,000)	(47,917)
Foreign exchange loss	(403,693)	(121,125)
Gain (loss) on debt settlement	(3,439)	71,282
Change in fair value of derivative liability	3,840	(568,773)
Gain on net monetary position	2,708,433
Total other income (expense)	2,101,725	(646,902)
Net income (loss)	2,271,399	(1,931,175)
Other comprehensive income (loss)
Foreign currency translation	697,788	142,111
Comprehensive income (loss)	$ 2,969,187	$ (1,789,064)
Income (Loss) per share – Basic and diluted	$ 0.01	$ (0.01)
Weighted average shares outstanding – Basic and diluted	384,492,365	199,981,409